Financial risk management - Additional Information (Details) - USD ($)				1 Months Ended			12 Months Ended		13 Months Ended
	Dec. 01, 2020	Aug. 31, 2020	Mar. 30, 2020	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	May 31, 2019
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real							1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against all currencies except Canadian dollar, Australian dollar, Euro, Turkish lira, Chinese renminbi, Swedish krona, Romanian lei, Great British pound and Brazilian real							$ 296,000	$ 805,000
Proceeds from borrowings, classified as financing activities							$ 150,000,000	494,000,000
Percent increase in variable interest rate							1.00%
Increase (decrease) in net earnings on an annualized basis							$ 2,873,000
Maximum exposure to credit risk				$ 583,455,000			583,455,000
Issuance of common shares for cash, net of issuance costs							95,992,000	40,066,000
Repayments of borrowings, classified as financing activities							132,714,000	600,000,000
ATM Program
Disclosure of risk management [line items]
Issuance of common shares for cash, net of issuance costs							$ 121,540,000		$ 121,540,000
Senior notes
Disclosure of risk management [line items]
Debt fixed interest rate				9.50%			9.50%
Notional amount				$ 300,000,000			$ 300,000,000
Repayments of borrowings, classified as financing activities	$ 7,473,000	$ 58,574,000
Revolving credit facility
Disclosure of risk management [line items]
Proceeds from borrowings, classified as financing activities			$ 150,000,000			$ 150,000,000	150,000,000
Notional amount				150,000,000			150,000,000			$ 250,000,000
Term loan
Disclosure of risk management [line items]
Proceeds from borrowings, classified as financing activities								$ 200,000,000
Notional amount				133,333,000	$ 200,000,000		133,333,000			$ 200,000,000
Repayments of borrowings, classified as financing activities				$ 33,333,000	$ 33,333,000		$ 66,667,000